ACQUISITION COSTS (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Acquisition costs		$ 126,202
Warrants issued		2,148,177
Fair value of vested warrants		$ 77,014
Letter Of Intent [Member]
IfrsStatementLineItems [Line Items]
Property and other assets for aggregate consideration		3,000,000
Acquisition costs		$ 49,188